Revenue	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue	Revenue:
The Company generates revenue by leasing and operating its fleet of vessels and power generation assets, largely through operating leases, direct financing leases and sales-type leases. Revenue disaggregated by segment and by type for the year ended December 31, 2023, December 31, 2022 and December 31, 2021 is as follows:

	Year ended December 31, 2023
	Vessel Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,598.7	$103.5	$1,702.2
Interest income from leasing	84.0	—	84.0
Other	20.1	14.4	34.5
	$1,702.8	$117.9	$1,820.7

	Year ended December 31, 2022
	Vessel Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,457.0	$136.4	$1,593.4
Interest income from leasing	73.8	—	73.8
Other	12.2	18.0	30.2
	$1,543.0	$154.4	$1,697.4

	Year ended December 31, 2021
	Vessel Leasing (1)	Mobile Power Generation	Total
Operating lease revenue	$1,409.9	$179.7	$1,589.6
Interest income from leasing	46.1	—	46.1
Other	4.4	6.5	10.9
	$1,460.4	$186.2	$1,646.6
(1)Vessel leasing revenue includes both bareboat charter and time charter revenue.
As at December 31, 2023, the minimum future revenues to be received on committed operating leases, interest income to be earned from direct financing leases and other revenue are as follows:

	Operating lease revenue	Direct financing leases(1)	Total committed revenue
2024	$1,889.8	$115.6	$2,005.4
2025	1,758.5	111.1	1,869.6
2026	1,443.0	107.7	1,550.7
2027	987.2	104.1	1,091.3
2028	583.2	100.4	683.6
Thereafter	2,015.9	725.6	2,741.5
	$8,677.6	$1,264.5	$9,942.1
(1)Minimum future interest income includes direct financing leases currently in effect.
4.    Revenue (continued):
As at December 31, 2023, the minimum future revenues to be received based on each segment are as follows:

	Vessel Leasing (1)	Mobile Power Generation	Total committed revenue
2024	$1,921.0	$84.4	$2,005.4
2025	1,791.8	77.8	1,869.6
2026	1,550.7	—	1,550.7
2027	1,091.3	—	1,091.3
2028	683.6	—	683.6
Thereafter	2,741.5	—	2,741.5
	$9,779.9	$162.2	$9,942.1
(1)Minimum future interest income includes direct financing leases currently in effect.

Minimum future revenues assume 100% utilization, extensions only at the Company’s unilateral option and no renewals. It does not include signed charter agreements on undelivered vessels.
The Company’s revenue during the years was derived from the following customers:

	2023	2022	2021
COSCO	$379.3	$454.8	$492.2
ONE	379.1	254.3	255.2
Yang Ming Marine	236.0	241.7	249.9
ZIM	189.2	65.8	19.9
Other	637.1	680.8	629.4
	$1,820.7	$1,697.4	$1,646.6